UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-8411

(Investment Company Act file number)

The James Advantage Funds

(Exact name of registrant as specified in charter)

1349 Fairground Road

Beavercreek, Ohio 45385

(Address of principal executive offices) (Zip code)

(937) 426-7640

(Registrant’s telephone number)

Barry R. James

P.O. Box 8

Alpha, Ohio 45301

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: January 1- March 31, 2011

Item 1. Schedule of Investments.

JAMES BALANCED: GOLDEN RAINBOW FUND

SCHEDULE OF INVESTMENTS

March 31, 2011 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-37.8%
	Basic Materials-5.1%
125,000	Barrick Gold Corp.	$6,488,750
160,000	Buckeye Technologies, Inc.	4,356,800
27,000	Cabot Corp.	1,249,830
29,000	E.I. du Pont de Nemours & Co.	1,594,130
100,000	FMC Corp.	8,493,000
95,000	Innophos Holdings, Inc.	4,380,450
53,500	Lubrizol Corp.	7,166,860
125,000	Newmont Mining Corp.	6,822,500
295,040	PolyOne Corp.	4,192,518
49,000	PPG Industries, Inc.	4,665,290
5,000	Terra Nitrogen Co. LP	584,500

		49,994,628

	Consumer, Cyclical-3.7%
5,000	AutoZone, Inc.*	1,367,800
15,000	BJ’s Wholesale Club, Inc.*	732,300
11,500	Bristow Group, Inc.*	543,950
30,000	The Buckle, Inc.	1,212,000
56,500	DineEquity, Inc.*	3,106,370
214,070	Dollar Tree, Inc.*	11,885,166
415,000	Ford Motor Co.*	6,187,650
66,730	Jakks Pacific, Inc.*	1,291,226
75,000	Macy’s, Inc.	1,819,500
100,000	R.R. Donnelley & Sons Co.	1,892,000
530,000	Sinclair Broadcast Group, Inc., Class A	6,646,200

		36,684,162

	Consumer, Non-cyclical-4.3%
203,000	Archer - Daniels - Midland Co.	7,310,030
28,000	Corn Products International, Inc.	1,450,960
140,000	Cott Corp.*	1,176,000
60,900	Darling International, Inc.*	936,033
36,000	Forest Laboratories, Inc.*	1,162,800
73,000	Fresh Del Monte Produce, Inc.	1,906,030
200,000	Hi-Tech Pharmacal Co., Inc.*	4,026,000
67,140	LifePoint Hospitals, Inc.*	2,697,685
143,000	Merck & Co., Inc.	4,720,430
25,000	Mylan, Inc.*	566,750
335,000	Pfizer, Inc.	6,803,850
35,000	Ruddick Corp.	1,350,650
1,250	Seaboard Corp.	3,016,250
75,000	Tupperware Brands Corp.	4,478,250

		41,601,718

	Energy-5.3%
76,500	Apache Corp.	10,015,380
83,280	Chevron Corp.	8,946,771
35,500	Cimarex Energy Co.	4,091,020
93,500	Devon Energy Corp.	8,580,495
45,300	Exxon Mobil Corp.	3,811,089
113,000	Newfield Exploration Co.*	8,589,130
20,000	Noble Corp.	912,400
64,760	Pioneer Southwest Energy Partners LP	2,227,744

100,000	Rowan Cos., Inc.*	4,418,000

		51,592,029

	Financial-5.2%
167,600	Advance America Cash Advance Centers, Inc.	888,280
245,000	American Financial Group, Inc.	8,579,900
109,346	AmTrust Financial Services, Inc.	2,085,228
125,000	Annaly Capital Management, Inc., REIT	2,181,250
187,000	Brookfield Properties Corp.	3,313,640
74,000	Capital One Financial Corp.	3,845,040
209,000	EZCORP, Inc., Class A*	6,560,510
241,000	FBL Financial Group, Inc., Class A	7,403,520
188,000	First Industrial Realty Trust, Inc., REIT*	2,235,320
69,500	Nelnet, Inc., Class A	1,517,185
311,060	Rent-A-Center, Inc.	10,859,105
17,003	Southside Bancshares, Inc.	363,864
37,000	Unum Group	971,250

		50,804,092

	Industrial-4.1%
60,000	Ampco-Pittsburgh Corp.	1,654,800
73,100	CSX Corp.	5,745,660
85,500	Cummins, Inc.	9,372,510
13,200	Deere & Co.	1,278,948
125,430	Eagle Bulk Shipping, Inc.*	466,600
66,000	Eaton Corp.	3,659,040
35,000	Fuel Systems Solutions, Inc.*	1,056,300
60,000	Genco Shipping & Trading, Ltd.*	646,200
23,320	GrafTech International, Ltd.*	481,091
63,110	Greif, Inc., Class A	4,128,025
10,307	Huntington Ingalls Industries, Inc.*	427,727
14,400	Joy Global, Inc.	1,422,864
331,800	Omnova Solutions, Inc.*	2,611,266
182,500	Sturm Ruger & Co., Inc	4,192,025
58,000	TRW Automotive Holdings Corp.*	3,194,640

		40,337,696

	Technology-6.2%
318,000	Amkor Technology, Inc.*	2,143,320
80,000	Avnet, Inc.*	2,727,200
14,000	Biogen Idec, Inc.*	1,027,460
51,400	Computer Sciences Corp.	2,504,722
191,910	Deluxe Corp.	5,093,292
179,260	Hewlett-Packard Co.	7,344,282
96,000	Integrated Silicon Solution, Inc.*	889,920
75,000	International Business Machines Corp.	12,230,250
50,000	Lexmark International, Inc., Class A*	1,852,000
61,840	Northrop Grumman Corp.	3,877,986
8,000	SYNNEX Corp.*	261,840
130,920	Triumph Group, Inc.	11,579,874
239,500	Western Digital Corp.*	8,930,955

		60,463,101

	Utilities-3.9%
115,000	American Electric Power Co., Inc.	4,041,100
195,000	AT&T, Inc.	5,967,000
170,550	BCE, Inc.	6,197,787
187,962	CenturyLink, Inc.	7,809,821
29,500	Chesapeake Utilities Corp.	1,227,790
100,000	Cleco Corp.	3,429,000
51,840	DTE Energy Co.	2,538,087
52,580	Edison International	1,923,902

26,800	IDT Corp., Class B	722,260
42,000	NorthWestern Corp.	1,272,600
45,800	Oneok, Inc.	3,063,104

		38,192,451

TOTAL COMMON STOCKS (Cost $259,834,032)		369,669,877

CLOSED-END FUNDS-0.1%
11,500	Nuveen Ohio Quality Income Municipal Fund, Inc.	168,820
50,000	Nuveen Premium Income Municipal Fund 2	651,000

		819,820

TOTAL CLOSED-END FUNDS (Cost $835,119)		819,820

EXCHANGE TRADED FUNDS-1.6%
40,000	iShares Cohen & Steers Realty Majors Index Fund	2,806,400
16,000	iShares Dow Jones US Financial Sector Index Fund	946,080
5,000	iShares MSCI All Peru Capped Index Fund	228,250
45,000	iShares MSCI Canada Index Fund	1,513,800
20,000	iShares MSCI Chile Investable Market Index Fund	1,436,800
72,000	iShares MSCI Japan Index Fund	742,320
50,000	iShares MSCI Singapore Index Fund	683,500
19,000	iShares MSCI South Korea Index Fund	1,222,650
17,000	iShares MSCI Turkey Index Fund	1,085,280
10,000	iShares S&P National Municipal Bond Fund	994,500
65,000	iShares Silver Trust Index Fund*	2,391,350
20,000	Market Vectors Agribusiness ETF	1,120,800

		15,171,730

TOTAL EXCHANGE TRADED FUNDS (Cost $12,611,608)		15,171,730

EXCHANGE TRADED NOTES-0.0%(a)
3,200	iPATH S&P 500 VIX Mid-Term Futures ETN*	176,160

TOTAL EXCHANGE TRADED NOTES (Cost $233,978)		176,160

PREFERRED STOCKS-0.0%(a)
	Financial-0.0%(a)
4,000	General Electric Capital Corp., 6.000%	104,320

	Utilities-0.0%(a)
5,000	AT&T, Inc., 6.375%	133,300

TOTAL PREFERRED STOCKS

(Cost $230,050)		237,620

CORPORATE BONDS-4.3%
	Basic Materials-0.7%
$5,000,000	E.I. du Pont de Nemours & Co., 2.750%, 4/1/16	4,960,355
1,500,000	E.I. du Pont de Nemours & Co., 5.750%, 3/15/19	1,674,169

		6,634,524

	Consumer, Cyclical-0.3%
785,000	McDonald’s Corp., 5.700%, 2/1/39	832,729
2,000,000	Wal-Mart Stores, Inc., 5.250%, 9/1/35	1,955,128

		2,787,857

	Consumer, Non-cyclical-0.3%
$500,000	Anheuser-Busch Cos., Inc., 6.000%, 4/15/11	500,735

3,000,000	The Hershey Co., 4.125%, 12/1/20	3,001,077
		3,501,812
	Financial-1.8%
2,500,000	Citigroup, Inc., 2.875%, 12/9/11	2,544,657
3,000,000	Countrywide Financial Corp., 5.800%, 6/7/12	3,155,037
2,000,000	General Electric Capital Corp., 6.875%, 1/10/39	2,231,986
5,000,000	Morgan Stanley & Co., 3.450%, 11/2/15	4,906,710
5,000,000	U.S. Bancorp, 2.250%, 3/13/12	5,089,835

		17,928,225

	Industrial-0.3%
1,000,000	Caterpillar, Inc., 7.900%, 12/15/18	1,282,089
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,416,316

		2,698,405

	Technology-0.9%
5,000,000	Hewlett-Packard Co., 3.750%, 12/1/20	4,795,815
3,700,000	Microsoft Corp., 5.200%, 6/1/39	3,694,302

		8,490,117

TOTAL CORPORATE BONDS

(Cost $40,968,810)		42,040,940

U.S. GOVERNMENT AGENCIES-0.4%
	GNMA - Mortgage Backed Securities-0.4%
2,396,054	4.000%, 7/15/25, Pool #745185	2,500,881
1,747,914	4.500%, 1/15/40, Pool #723606	1,803,719

		4,304,600

TOTAL U.S. GOVERNMENT AGENCIES (Cost $4,293,019)		4,304,600

U.S. TREASURY BONDS & NOTES-46.9%
	U.S. Treasury Bonds-1.5%
18,000,000	3.500%, 2/15/39	15,077,808

	U.S. Treasury Inflation Indexed Notes-3.0%
9,540,213	2.500%, 7/15/16	10,819,946
12,087,075	1.625%, 1/15/18	13,052,156
5,091,150	1.375%, 1/15/20	5,331,391

		29,203,493

	U.S. Treasury Notes-42.4%
15,000,000	4.875%, 2/15/12	15,600,000
15,000,000	1.375%, 5/15/12	15,164,070
97,000,000	0.750%, 5/31/12	97,386,060
54,300,000	3.875%, 2/15/13	57,488,007
65,000,000	1.125%, 6/15/13	65,269,100
20,000,000	2.625%, 12/31/14	20,682,820
10,000,000	2.000%, 1/31/16	9,912,500
48,000,000	4.625%, 2/15/17	53,426,256
20,400,000	3.500%, 2/15/18	21,208,024
60,000,000	2.750%, 2/15/19	58,537,500

		414,674,337

TOTAL U.S. TREASURY BONDS & NOTES (Cost $452,094,928)		458,955,638

FOREIGN BONDS-2.5%
	Australia Government-1.0%
AUD 10,000,000	5.250%, 3/15/19	10,224,247

	Canada Government-0.6%
CAD 5,000,000	3.750%, 6/1/19	5,354,771

	Netherlands Government-0.5%
EUR 3,000,000	4.000%, 7/15/19	4,421,643

	Norway Government-0.4%
NOK 21,000,000	4.500%, 5/22/19	3,998,777

TOTAL FOREIGN BONDS

(Cost $21,252,431)		23,999,438

MUNICIPAL BONDS-2.7%
	California-0.1%
$1,000,000	Citrus Community College District General Obligation Unlimited Bonds, Series B,
	4.750%, 6/1/31	901,130

	Colorado-0.1%
1,000,000	Adams County School District No. 14 General Obligation Unlimited Bonds,
	5.000%, 12/1/26	1,034,250

	Florida-0.1%
1,000,000	Florida State Board of Education Cap Outlay General Obligation Bonds, Series D,
	5.000%, 6/1/38	996,990

	Georgia-0.3%
3,000,000	State of Georgia General Obligation Unlimited Bonds, Series B,
	4.500%, 1/1/29	3,056,790

	Illinois-0.2%
500,000	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland General Obligation Unlimited Bonds (School Building),
	5.500%, 2/1/28	520,765
1,000,000	Village of Bolingbrook General Obligation Unlimited Bonds,
	5.000%, 1/1/37	944,640

		1,465,405

	Louisiana-0.1%
1,000,000	East Baton Rouge Sewerage Commission Revenue Bonds, Series A,
	5.125%, 2/1/29	1,033,430

	Massachusetts-0.1%
1,000,000	Commonwealth of Massachusetts General Obligation Limited Bonds, Series C,
	5.250%, 8/1/22	1,100,820

	Michigan-0.1%
1,000,000	Marysville Public School District General Obligation Unlimited Bonds (School Building & Site),
	5.000%, 5/1/32	997,380

	Ohio-1.2%
4,620,000	Columbus City School District Taxable Facilities & Improvement Build America Bonds, Series B,
	6.150%, 12/1/33	4,614,918
1,100,000	Miamisburg City School District General Obligation Unlimited Bonds (School Facilities Construction & Improvement),
	5.000%, 12/1/33	1,070,839
500,000	Mount Healthy City School District General Obligation Unlimited Bonds (School Improvement),
	5.000%, 12/1/26	519,460
1,000,000	Ohio State University General Recipients Revenue Bonds,
	4.910%, 6/1/40	915,060
1,000,000	Ohio State University General Recipients Revenue Bonds, Series A,
	5.000%, 12/1/28	1,031,370
$500,000	Springboro Community City School District General Obligation Unlimited Bonds,
	5.250%, 12/1/23	543,410
1,000,000	State of Ohio General Obligation Unlimited Bonds, Series A,
	5.375%, 9/1/28	1,059,310

2,000,000	State of Ohio General Obligation Unlimited Bonds, Series B,
	5.000%, 2/1/22	2,097,420

		11,851,787

	Texas-0.4%
1,000,000	Friendswood Independent School District General Obligation Unlimited Bonds (Schoolhouse),
	5.000%, 2/15/37	992,760
1,000,000	Judson Independent School District General Obligation Unlimited Bonds (School Building),
	5.000%, 2/1/37	1,000,930
500,000	Lamar Consolidated Independent School District General Obligation Unlimited Bonds (Schoolhouse),
	5.000%, 2/15/38	501,480
1,000,000	Tyler Independent School District General Obligation Unlimited Bonds (School Building),
	5.000%, 2/15/34	1,025,620

		3,520,790

TOTAL MUNICIPAL BONDS (Cost $25,897,322)		25,958,772

TOTAL INVESTMENT SECURITIES-96.3% (Cost $818,251,297)		941,334,595
OTHER ASSETS IN EXCESS OF LIABILITIES-3.7%		36,102,412

NET ASSETS-100.0%		$977,437,007

*	Non-income producing security.
(a)	Less than 0.05% of Net Assets

ETN - Exchange Traded Note

ETF - Exchange Traded Fund

GNMA - Government National Mortgage Association

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

VIX - Market Volatility Index

Foreign Bonds Securities Allocation
% of net assets
Asia - Pacific	1.1%
Europe	0.9%
North America	0.6%

2.5%

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2011 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-91.1%
	Basic Materials-14.8%
6,460	Aceto Corp.	$51,486
20,425	Arch Chemicals, Inc.	849,476
157,545	Boise, Inc.	1,443,112
60,150	Buckeye Technologies, Inc.	1,637,884
55,825	Innophos Holdings, Inc.	2,574,091
21,075	Innospec, Inc.*	673,136
6,501	Material Sciences Corp.*	46,872
12,115	Materion Corp.*	494,292
3,825	Mercer International, Inc.*	51,829
4,194	Neenah Paper, Inc.	92,142
4,365	Oil-Dri Corp. of America	92,975
139,990	PolyOne Corp.	1,989,258
11,220	Quaker Chemical Corp.	450,707
8,260	Rock-Tenn Co., Class A	572,831
1,039	Southwall Technologies, Inc.*	11,897
6,880	Stepan Co.	498,800
2,195	Universal Stainless & Alloy*	74,037

		11,604,825

	Consumer, Cyclical-10.2%
6,968	Casual Male Retail Group, Inc.*	34,213
28,280	The Cato Corp., Class A	692,860
21,895	Cumulus Media, Inc., Class A*	95,024
3,378	Destination Maternity Corp.	77,931
29,245	Domino’s Pizza, Inc.*	538,985
4,585	Dorman Products, Inc.*	192,983
1,575	Flexsteel Industries, Inc.	23,861
6,050	Friedman Industries, Inc.	61,408
15,540	G-III Apparel Group, Ltd.*	583,993
5,635	Global Traffic Network, Inc.*	70,268
18,800	Jakks Pacific, Inc.*	363,780
25,592	Lee Enterprises, Inc.*	69,098
7,456	Motorcar Parts of America, Inc.*	104,235
6,535	PC Connection, Inc.*	57,900
30,320	Polaris Industries, Inc.	2,638,446
6,940	PRIMEDIA, Inc.	33,798
8,505	Rocky Brands, Inc.*	129,956
164,120	Sinclair Broadcast Group, Inc., Class A	2,058,065
2,110	Susser Holdings Corp.*	27,620
2,672	United States Lime & Minerals, Inc.*	108,243

		7,962,667

	Consumer, Non-cyclical-6.1%
114,880	Ariad Pharmaceuticals, Inc.*	863,897
27,495	Bridgepoint Education, Inc.*	470,164
3,960	Carriage Services, Inc.*	21,820
2,184	Collectors Universe, Inc.	30,947
86,510	Cott Corp.*	726,684
20,380	Elizabeth Arden, Inc.*	611,604
11,020	Five Star Quality Care, Inc.*	89,593
29,960	LifePoint Hospitals, Inc.*	1,203,793
1,580	Lifetime Brands, Inc.*	23,700
2,130	Mac-Gray Corp.	34,357
17,835	Metropolitan Health Networks, Inc.*	84,359

6,012	MGP Ingredients, Inc.	52,425

5,018	NovaMed, Inc.*	66,238
6,395	Nutraceutical International Corp.*	95,797
19,300	Prestige Brands Holdings, Inc.*	221,950
1,930	The Providence Service Corp.*	28,911
12,580	Shamir Optical Industry, Ltd.	172,598

		4,798,837

	Energy-10.1%
13,705	Callon Petroleum Co.*	106,488
20,355	Duncan Energy Partners LP	824,377
36,540	Gulfport Energy Corp.*	1,320,921
63,755	Pioneer Southwest Energy Partners LP	2,193,172
1,380	REX American Resources Corp.*	22,025
81,430	Star Gas Partners LP	463,337
20,550	Sunoco Logistics Partners LP	1,783,329
16,930	W&T Offshore, Inc.	385,835
163,085	Warren Resources, Inc.*	830,102

		7,929,586

	Financial-14.3%
162,970	Advance America Cash Advance Centers, Inc.	863,741
76,310	American Financial Group, Inc.	2,672,376
1,075	Arlington Asset Investment Corp., Class A	32,723
22,020	CNA Surety Corp.*	556,225
7,445	ePlus, Inc.*	198,111
11,635	EZCORP, Inc., Class A*	365,223
33,220	FBL Financial Group, Inc., Class A	1,020,518
3,328	Financial Institutions, Inc.	58,240
48,670	FPIC Insurance Group, Inc.*	1,844,593
5,510	MainSource Financial Group, Inc.	55,155
16,420	Nelnet, Inc., Class A	358,449
2,735	Nicholas Financial, Inc.*	33,340
15,515	RAIT Financial Trust, REIT	38,167
80,560	Rent-A-Center, Inc.	2,812,350
10,460	Southside Bancshares, Inc.	223,844
3,200	West Bancorporation, Inc.	25,536
1,490	World Acceptance Corp.*	97,148

		11,255,739

	Industrial-10.2%
9,082	A.T. Cross Co., Class A*	96,814
26,528	Alamo Group, Inc.	728,194
27,010	Altra Holdings, Inc.*	637,976
1,940	CAI International, Inc.*	50,168
4,175	Chase Corp.	77,070
5,450	China Wind Systems, Inc.*	17,822
8,626	Coleman Cable, Inc.*	76,426
4,800	Culp, Inc.*	44,544
107,875	DryShips, Inc.*	533,981
18,025	FirstService Corp.*	685,491
57,510	Fushi Copperweld, Inc.*	461,230
4,365	International Shipholding Corp.	108,689
9,675	Littelfuse, Inc.	552,442
10,910	LJ International, Inc.*	42,876
2,080	Miller Industries, Inc.	33,779
2,175	Park-Ohio Holdings Corp.*	44,936
54,720	Power-One, Inc.*	478,800
2,682	SORL Auto Parts, Inc.*	16,253
3,275	Sparton Corp.*	25,447
2,545	Standex International Corp.	96,430
74,637	Sturm Ruger & Co., Inc	1,714,412

63,680	Trimas Corp.*	1,369,120
4,814	UFP Technologies, Inc.*	82,897

		7,975,797

	Technology-15.9%
21,645	Advanced Battery Technologies, Inc.*	41,991
139,480	Amkor Technology, Inc.*	940,095
10,140	AXT, Inc.*	72,704
17,600	Benchmark Electronics, Inc.*	333,872
158,103	CGI Group, Inc., Class A*	3,309,096
8,625	China Techfaith Wireless Communication Technology Ltd., ADR*	37,950
3,748	CPI Corp.	84,367
44,745	CSG Systems International, Inc.*	892,215
4,475	DDi Corp.	47,301
45,650	Deluxe Corp.	1,211,551
9,480	Emerson Radio Corp.*	22,942
6,145	Formula Systems 1985, Ltd., Sponsored ADR*	117,001
16,075	GSI Technology, Inc.*	146,122
6,491	Integrated Silicon Solution, Inc.*	60,172
5,760	Intersections, Inc.	71,424
4,708	KEY Tronic Corp.*	23,587
1,157	LGL Group, Inc.*	16,071
9,385	Magic Software Enterprises, Ltd.*	70,857
29,867	Measurement Specialties, Inc.*	1,017,270
6,855	Nova Measuring Instruments, Ltd.*	67,179
9,680	Richardson Electronics, Ltd.	127,582
204,650	SMART Modular Technologies WWH, Inc.*	1,590,130
15,100	SMTC Corp.*	44,092
22,585	Triumph Group, Inc.	1,997,643
2,995	USA Mobility, Inc.	43,398
30,975	Westell Technologies, Inc., Class A*	108,412

		12,495,024

	Utilities-9.5%
30,195	Chesapeake Utilities Corp.	1,256,716
45,275	Cleco Corp.	1,552,480
53,805	El Paso Electric Co.*	1,635,672
11,025	Gas Natural, Inc.	129,544
25,890	IDACORP, Inc.	986,409
34,835	NorthWestern Corp.	1,055,500
5,305	SureWest Communications, Inc.*	76,286
170,280	Vonage Holdings Corp.*	776,477

		7,469,084

TOTAL COMMON STOCKS (Cost $49,462,754)		71,491,559

TOTAL INVESTMENT SECURITIES-91.1% (Cost $49,462,754)		71,491,559
OTHER ASSETS IN EXCESS OF LIABILITIES-8.9%		7,017,437

NET ASSETS-100.0%		$78,508,996

*	Non-income producing security.

ADR - American Depositary Receipt

LP - Limited Partnership

Ltd. - Limited

REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

JAMES MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2011 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-71.9%
	Basic Materials-6.9%
15,515	Buckeye Technologies, Inc.(a)	$422,473
3,610	E.I. du Pont de Nemours & Co.(a)	198,442
2,705	Lubrizol Corp.(a)	362,362
20,425	PolyOne Corp.(a)	290,239

		1,273,516

	Consumer, Cyclical-11.2%
725	AutoZone, Inc.*	198,331
2,920	Bristow Group, Inc.*(a)	138,116
11,927	Dollar Tree, Inc.*(a)	662,187
16,015	Ford Motor Co.*(a)	238,784
8,155	Macy’s, Inc.(a)	197,840
6,130	R.R. Donnelley & Sons Co.(a)	115,980
42,480	Sinclair Broadcast Group, Inc., Class A(a)	532,699

		2,083,937

	Consumer, Non-cyclical-7.7%
28,835	Cott Corp.*(a)	242,214
6,800	Helen of Troy, Ltd.*	199,920
5,305	Hi-Tech Pharmacal Co., Inc.*(a)	106,790
5,775	Merck & Co., Inc.(a)	190,633
16,572	Pfizer, Inc.(a)	336,577
3,910	Ruddick Corp.(a)	150,887
2,800	WellPoint, Inc.	195,412

		1,422,433

	Energy-9.6%
3,695	Apache Corp.(a)	483,749
2,760	Chevron Corp.(a)	296,507
4,670	Devon Energy Corp.(a)	428,566
2,705	Newfield Exploration Co.*(a)	205,607
5,815	Pioneer Southwest Energy Partners LP(a)	200,036
1,955	Sunoco Logistics Partners LP(a)	169,655

		1,784,120

	Financial-8.1%
32,530	Advance America Cash Advance Centers, Inc.(a)	172,409
26,560	AmTrust Financial Services, Inc.(a)	506,499
6,575	EZCORP, Inc., Class A*(a)	206,389
17,600	Rent-A-Center, Inc.(a)	614,416

		1,499,713

	Industrial-11.0%
8,620	CSX Corp.(a)	677,532
1,930	Cummins, Inc.(a)	211,567
2,930	Greif, Inc., Class A(a)	191,651
7,515	Jarden Corp.(a)	267,309
18,225	Sturm Ruger & Co., Inc(a)	418,628
4,900	TRW Automotive Holdings Corp.*(a)	269,892

		2,036,579

	Technology-9.6%
14,385	Deluxe Corp.(a)	381,778

7,950	Fairchild Semiconductor International, Inc.*	144,690

2,690	Hewlett-Packard Co.(a)	110,209
1,220	International Business Machines Corp.(a)	198,945
15,290	SMART Modular Technologies WWH, Inc.*(a)	118,803
6,990	Symantec Corp.*(a)	129,595
7,760	Triumph Group, Inc.(a)	686,372

		1,770,392

	Utilities-7.8%
7,035	American Electric Power Co., Inc.(a)	247,210
10,560	AT&T, Inc.(a)	323,136
10,125	BCE, Inc.(a)	367,943
6,625	El Paso Electric Co.*	201,400
9,995	NorthWestern Corp.(a)	302,848

		1,442,537

TOTAL COMMON STOCKS (Cost $9,244,366)		13,313,227

EXCHANGE TRADED FUNDS-3.3%
6,335	iShares Silver Trust Index Fund*(a)	233,065
2,725	SPDR Gold Shares*(a)	381,009

		614,074

TOTAL EXCHANGE TRADED FUNDS (Cost $428,827)		614,074

TOTAL INVESTMENT SECURITIES-75.2% (Cost $9,673,193)		13,927,301
SEGREGATED CASH WITH BROKERS-61.6%		11,412,147
SECURITIES SOLD SHORT-(76.5)% (Proceeds $(13,376,281))		(14,165,077)
OTHER ASSETS IN EXCESS OF LIABILITIES-39.7%		7,343,566

NET ASSETS-100.0%		$18,517,937

Shares or Principal Amount		Value
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCKS-(76.5)%
	Basic Materials-(8.6)%
(24,260)	Alexco Resource Corp.	$(214,701)
(6,055)	Anglo Platinum, Ltd., ADR	(103,117)
(16,230)	Aurizon Mines, Ltd.	(114,097)
(12,423)	Cemex SAB de CV, Sponsored ADR	(110,935)
(3,155)	Consol Energy, Inc.	(169,203)
(13,810)	Global Geophysical Services, Inc.	(199,693)
(4,016)	Ivanhoe Mines, Ltd.	(110,279)
(2,155)	Molycorp, Inc.	(129,343)
(8,025)	Novagold Resources, Inc.	(104,325)
(7,345)	Penn Virginia Corp.	(124,571)
(1,320)	Randgold Resources, Ltd., ADR	(107,633)
(2,945)	Universal Forest Products, Inc.	(107,934)

		(1,595,831)

	Consumer, Cyclical-(4.8)%
(9,326)	Barnes & Noble, Inc.	(85,706)
(5,590)	Central European Media Enterprises, Ltd., Class A	(117,949)
(5,860)	China Lodging Group, Ltd., ADR	(102,550)
(5,830)	GSI Commerce, Inc.	(170,644)
(2,725)	Home Inns & Hotels Management, Inc., ADR	(107,828)
(10,505)	Live Nation Entertainment, Inc.	(105,050)
(3,915)	MDC Holdings, Inc., Class A	(99,246)

(12,275)	TiVo, Inc.	(107,529)

		(896,502)

	Consumer, Non-cyclical-(9.7)%
(4,255)	Ardea Biosciences, Inc.	(122,076)
(4,958)	Auxilium Pharmaceuticals, Inc.	(106,448)
(13,710)	Cadence Pharmaceuticals, Inc.	(126,269)
(3,915)	comScore, Inc.	(115,532)
(17,427)	Elan Corp. PLC, Sponsored ADR	(119,898)
(4,770)	Emeritus Corp.	(121,444)
(4,570)	ExamWorks Group, Inc.	(101,591)
(6,570)	Insulet Corp.	(135,473)
(3,435)	K12, Inc.	(115,759)
(5,860)	Luminex Corp.	(109,934)
(5,675)	MAKO Surgical Corp.	(137,335)
(6,660)	MDC Partners, Inc.	(111,688)
(3,065)	Onyx Pharmaceuticals, Inc.	(107,827)
(2,279)	Pharmasset, Inc.	(179,380)
(7,100)	Synutra International, Inc.	(81,650)

		(1,792,304)

	Energy-(9.0)%
(3,345)	Amyris, Inc.	(95,466)
(5,720)	ATP Oil & Gas Corp.	(103,589)
(15,500)	Cal Dive International, Inc.	(108,190)
(2,820)	Cie Generale de Geophysique-Veritas, Sponsored ADR	(102,056)
(8,336)	Clean Energy Fuels Corp.	(136,544)
(3,235)	Copano Energy LLC	(115,166)
(4,725)	Exterran Holdings, Inc.	(112,124)
(4,057)	Exterran Partners LP	(113,677)
(6,625)	McMoRan Exploration Co.	(117,329)
(13,945)	North American Energy Partners, Inc.	(171,942)
(5,295)	Petrohawk Energy Corp.	(129,939)
(2,290)	Range Resources Corp.	(133,873)
(4,100)	Regency Energy Partners LP	(111,971)
(9,905)	Willbros Group, Inc.	(108,163)

		(1,660,029)

	Financial-(11.9)%
(17,320)	Boston Private Financial Holdings, Inc.	(122,452)
(6,100)	The Charles Schwab Corp.	(109,983)
(15,390)	China Real Estate Information Corp., ADR	(120,196)
(11,660)	DiamondRock Hospitality Co., REIT	(130,242)
(9,585)	First Midwest Bancorp, Inc.	(113,007)
(5,925)	Forestar Group, Inc.	(112,694)
(9,170)	Genworth Financial, Inc., Class A	(123,428)
(2,240)	Green Dot Corp., Class A	(96,119)
(1,635)	Greenhill & Co., Inc	(107,567)
(7,215)	Interactive Brokers Group, Inc., Class A	(114,646)
(2,000)	KB Financial Group, Inc., ADR	(104,340)
(4,295)	KBW, Inc.	(112,486)
(8,570)	Netspend Holdings, Inc.	(90,157)
(17,380)	Nomura Holdings, Inc., ADR	(90,376)
(3,775)	Pacific Capital Bancorp NA	(111,891)
(3,825)	Pico Holdings, Inc.	(114,980)
(11,435)	Radian Group, Inc.	(77,872)
(10,573)	TFS Financial Corp.	(112,285)
(10,135)	Umpqua Holdings Corp.	(115,944)
(8,455)	Whitney Holding Corp.	(115,157)

		(2,195,822)

	Industrial-(5.5)%
(12,735)	A123 Systems, Inc.	(80,867)
(10,650)	AU Optronics Corp., ADR	(93,507)
(3,250)	Con-way, Inc.	(127,693)
(10,345)	Masco Corp.	(144,002)
(4,310)	Nordic American Tanker Shipping, Ltd.	(107,060)

(3,185)	Overseas Shipholding Group, Inc.	(102,366)
(4,255)	Tesla Motors, Inc.	(117,864)
(2,637)	Vulcan Materials Co.	(120,247)
(5,700)	Westport Innovations, Inc.	(125,286)

		(1,018,892)

	Technology-(24.0)%
(3,315)	Acorda Therapeutics, Inc.	(76,908)
(4,685)	BioMarin Pharmaceutical, Inc.	(117,734)
(8,360)	Bitauto Holdings, Ltd., ADR	(100,236)
(5,740)	Booz Allen Hamilton Holding Corp.	(103,377)
(2,825)	BroadSoft, Inc.	(134,724)
(7,270)	Ciena Corp.	(188,729)
(20,495)	Clearwire Corp., Class A	(114,567)
(3,484)	Dendreon Corp.	(130,406)
(3,300)	Digital River, Inc.	(123,519)
(3,685)	DigitalGlobe, Inc.	(103,291)
(10,656)	Enzon Pharmaceuticals, Inc.	(116,150)
(22,850)	Geron Corp.	(115,393)
(4,450)	Human Genome Sciences, Inc.	(122,153)
(12,340)	Immunogen, Inc.	(111,924)
(10,065)	Ironwood Pharmaceuticals, Inc.	(140,910)
(8,300)	Leap Wireless International, Inc.	(128,567)
(3,610)	Longtop Financial Technologies, Ltd., Sponsored ADR	(113,426)
(3,940)	MakeMyTrip, Ltd.	(115,481)
(5,585)	MedAssets, Inc.	(85,283)
(8,975)	Medivation, Inc.	(167,294)
(7,275)	Pacific Biosciences of California, Inc.	(102,214)
(17,320)	Protalix BioTherapeutics, Inc.	(105,306)
(4,430)	QLIK Technologies, Inc.	(115,180)
(7,815)	ReachLocal, Inc.	(156,300)
(4,395)	RealD, Inc.	(120,247)
(4,355)	RealPage, Inc.	(120,764)
(990)	Salesforce.com, Inc.	(132,244)
(10,975)	Savient Pharmaceuticals, Inc.	(116,335)
(2,680)	SBA Communications Corp., Class A	(106,343)
(12,470)	Scientific Games Corp., Class A	(108,988)
(7,645)	Seattle Genetics, Inc.	(119,033)
(16,785)	Sequenom, Inc.	(106,249)
(2,865)	Shanda Interactive Entertainment, Ltd., Sponsored ADR	(120,301)
(3,100)	SuccessFactors, Inc.	(121,179)
(11,345)	Tata Communications, Ltd., Sponsored ADR	(123,547)
(2,720)	Universal Display Corp.	(149,709)
(2,229)	Vertex Pharmaceuticals, Inc.	(106,836)

		(4,440,847)

	Utilities-(3.0)%
(6,840)	Atlantic Power Corp.	(103,558)
(3,485)	Atlantic Tele-Network, Inc.	(129,607)
(5,265)	EnerNOC, Inc.	(100,614)
(4,685)	Ormat Technologies, Inc.	(118,671)
(4,945)	Otter Tail Corp.	(112,400)

		(564,850)

TOTAL COMMON STOCKS SOLD SHORT		(14,165,077)

TOTAL SECURITIES SOLD SHORT-(76.5)% (Proceeds $(13,376,281))		$(14,165,077)

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $16,369,108.
*	Non-income producing security.

ADR - American Depositary Receipt

LLC - Limited Liabilty Company

LP - Limited Partnership

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipts

SAB de CV - Sociedad Anonima de Capital Variable

See Notes to Quarterly Schedule of Investments.

JAMES MID CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2011 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-95.3%
	Basic Materials-12.2%
4,000	Domtar Corp.	$367,120
2,500	FMC Corp.	212,325
3,000	Lubrizol Corp.	401,880
15,000	PolyOne Corp.	213,150
12,000	Silver Wheaton Corp.	520,320

		1,714,795

	Consumer, Cyclical-8.5%
6,925	Bristow Group, Inc.*	327,552
4,000	Darden Restaurants, Inc.	196,520
7,000	Dollar Tree, Inc.*	388,640
15,000	R.R. Donnelley & Sons Co.	283,800

		1,196,512

	Consumer, Non-cyclical-15.4%
6,000	Community Health Systems, Inc.*	239,940
4,500	International Flavors & Fragrances, Inc.	280,350
10,000	LifePoint Hospitals, Inc.*	401,800
8,000	Ruddick Corp.	308,720
5,000	Sara Lee Corp.	88,350
100	Seaboard Corp.	241,300
7,000	Tupperware Brands Corp.	417,970
10,000	Tyson Foods, Inc., Class A	191,900

		2,170,330

	Energy-14.0%
4,000	Cimarex Energy Co.	460,960
4,500	Enbridge Energy Partners LP	290,790
4,000	Ensco PLC, Sponsored ADR	231,360
6,000	Newfield Exploration Co.*	456,060
12,000	Rowan Cos., Inc.*	530,160

		1,969,330

	Financial-9.9%
8,500	American Financial Group, Inc.	297,670
10,000	Brookfield Properties Corp.	177,200
4,500	Endurance Specialty Holdings, Ltd.	219,690
11,000	Nelnet, Inc., Class A	240,130
13,000	Rent-A-Center, Inc.	453,830

		1,388,520

	Industrial-12.6%
5,000	Greif, Inc., Class A	327,050
7,500	Jarden Corp.	266,775
4,000	Joy Global, Inc.	395,240
6,500	Timken Co.	339,950
8,000	TRW Automotive Holdings Corp.*	440,640

		1,769,655

	Technology-11.8%
33,425	Amkor Technology, Inc.*	225,284
7,500	Arrow Electronics, Inc.*	314,100
10,000	AVX Corp.	149,100

4,475	Computer Sciences Corp.	218,067

13,500	Deluxe Corp.	358,290
3,000	Lexmark International, Inc., Class A*	111,120
5,000	VeriFone Systems, Inc.*	274,750

		1,650,711

	Utilities-10.9%
6,350	CenturyLink, Inc.	263,843
15,050	CMS Energy Corp.	295,582
4,825	DTE Energy Co.	236,232
3,500	Energen Corp.	220,920
8,000	NorthWestern Corp.	242,400
7,000	Southwest Gas Corp.	272,790

		1,531,767

TOTAL COMMON STOCKS (Cost $9,809,210)		13,391,620

TOTAL INVESTMENT SECURITIES-95.3% (Cost $9,809,210)		13,391,620
OTHER ASSETS IN EXCESS OF LIABILITIES-4.7%		663,459

NET ASSETS-100.0%		$14,055,079

*	Non-income producing security.

ADR - American Depositary Receipt

LP - Limited Partnership

Ltd. - Limited

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2011 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-90.7%
	Basic Materials-7.2%
10,655	Aceto Corp.	$84,920
10,647	Material Sciences Corp.*	76,765
5,910	Mercer International, Inc.*	80,080
6,915	Neenah Paper, Inc.	151,923
7,145	Oil-Dri Corp. of America	152,188
1,726	Southwall Technologies, Inc.*	19,763
3,650	Universal Stainless & Alloy*	123,115

		688,754

	Consumer, Cyclical-15.5%
11,569	Casual Male Retail Group, Inc.*	56,804
36,220	Cumulus Media, Inc., Class A*	157,195
5,778	Destination Maternity Corp.	133,298
2,585	Flexsteel Industries, Inc.	39,163
10,000	Friedman Industries, Inc.	101,500
9,350	Global Traffic Network, Inc.*	116,594
42,280	Lee Enterprises, Inc.*	114,156
12,305	Motorcar Parts of America, Inc.*	172,024
10,885	PC Connection, Inc.*	96,441
11,525	PRIMEDIA, Inc.	56,127
14,043	Rocky Brands, Inc.*	214,577
3,482	Susser Holdings Corp.*	45,579
4,382	United States Lime & Minerals, Inc.*	177,515

		1,480,973

	Consumer, Non-cyclical-12.6%
7,910	Carriage Services, Inc.*	43,584
3,639	Collectors Universe, Inc.	51,565
22,136	Five Star Quality Care, Inc.*	179,966
2,583	Lifetime Brands, Inc.*	38,745
3,520	Mac-Gray Corp.	56,778
29,435	Metropolitan Health Networks, Inc.*	139,227
9,961	MGP Ingredients, Inc.	86,860
8,235	NovaMed, Inc.*	108,702
10,540	Nutraceutical International Corp.*	157,889
3,201	The Providence Service Corp.*	47,951
20,810	Shamir Optical Industry, Ltd.	285,513

		1,196,780

	Energy-2.7%
22,625	Callon Petroleum Co.*	175,796
2,320	REX American Resources Corp.*	37,027
9,455	Warren Resources, Inc.*	48,126

		260,949

	Financial-11.0%
1,570	Arlington Asset Investment Corp., Class A	47,791

12,280	ePlus, Inc.*	326,771
5,510	Financial Institutions, Inc.	96,425
8,600	FPIC Insurance Group, Inc.*	325,940
9,100	MainSource Financial Group, Inc.	91,091
4,502	Nicholas Financial, Inc.*	54,879
25,695	RAIT Financial Trust, REIT	63,210
5,260	West Bancorporation, Inc.	41,975

		1,048,082

	Industrial-16.4%
16,116	A.T. Cross Co., Class A*	171,797
4,320	Alamo Group, Inc.	118,584
3,228	CAI International, Inc.*	83,476
6,885	Chase Corp.	127,097
8,995	China Wind Systems, Inc.*	29,414
14,790	Coleman Cable, Inc.*	131,039
7,940	Culp, Inc.*	73,683
7,145	International Shipholding Corp.	177,911
18,130	LJ International, Inc.*	71,251
3,425	Miller Industries, Inc.	55,622
3,630	Park-Ohio Holdings Corp.*	74,996
4,401	SORL Auto Parts, Inc.*	26,670
4,645	Sparton Corp.*	36,092
4,205	Standex International Corp.	159,327
3,490	Sturm Ruger & Co., Inc	80,165
8,234	UFP Technologies, Inc.*	141,789

		1,558,913

	Technology-20.1%
35,845	Advanced Battery Technologies, Inc.*	69,539
16,795	AXT, Inc.*	120,420
14,285	China Techfaith Wireless Communication Technology, Ltd., ADR*	62,854
6,192	CPI Corp.	139,382
7,450	DDi Corp.	78,746
16,295	Emerson Radio Corp.*	39,434
10,145	Formula Systems 1985, Ltd., Sponsored ADR*	193,161
26,560	GSI Technology, Inc.*	241,430
10,688	Integrated Silicon Solution, Inc.*	99,078
9,500	Intersections, Inc.	117,800
7,779	KEY Tronic Corp.*	38,973
1,969	LGL Group, Inc.*	27,349
15,615	Magic Software Enterprises, Ltd.*	117,893
11,350	Nova Measuring Instruments, Ltd.*	111,230
16,015	Richardson Electronics, Ltd.	211,078
24,930	SMTC Corp.*	72,796
51,185	Westell Technologies, Inc., Class A*	179,148

		1,920,311

	Utilities-5.2%
3,730	Chesapeake Utilities Corp.	155,243
18,275	Gas Natural, Inc.	214,731

8,805	SureWest Communications, Inc.*	126,616

		496,590

TOTAL COMMON STOCKS (Cost $7,489,470)		8,651,352

TOTAL INVESTMENT SECURITIES-90.7% (Cost $7,489,470)		8,651,352
OTHER ASSETS IN EXCESS OF LIABILITIES-9.3%		892,034

NET ASSETS-100.0%		$9,543,386

*	Non-income producing security.

ADR - American Depositary Receipt

Ltd. - Limited

REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

James Advantage Funds	Notes to Financial Statements
March 31, 2011 (Unaudited)

GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Market Neutral Fund and James Mid Cap Fund are each a diversified series of James Advantage Funds (the “Trust”), and James Micro Cap Fund is a non-diversified series of the Trust (individually a “Fund,” collectively the “Funds”) . The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”). James Balanced: Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, James Balanced: Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and James Market Neutral Fund each commenced its public offering of shares on October 2, 1998. The James Mid Cap Fund commenced its public offering of shares on June 30, 2006. Effective March 2, 2009, James Balanced: Golden Rainbow began offering a new class of shares: the Institutional Class. The initial class of shares is now referred to as the Retail Class. Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other entities that are approved by management of the Trust). The James Micro Cap Fund commenced its public offering of shares on July 1, 2010.

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies.

James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate and selling short common stocks that James believes are overvalued and more likely to depreciate.

James Mid Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies.

James Micro Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Securities Valuation

The Funds’ portfolio securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business and on any other day that the Fair Valuation Policy would dictate. Securities that are traded on any exchange are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ over-the-counter market are valued at their NASDAQ Official Closing Price (“NOCP”) for all NASDAQ National Market (“NNM”) and NASDAQ Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, or when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities. Fixed income securities will be valued by an independent, recognized pricing service. The Adviser shall monitor the prices provided to assure the continuing accuracy of the prices provided. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will approximate fair value.

Notes to Financial Statements	James Advantage Funds
March 31, 2011 (Unaudited)

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. In computing the net asset value of the Funds by the fund accounting service provider, ALPS Fund Services, Inc., the values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

The calculation of the share price of each Fund that holds foreign securities in its portfolio does not take place contemporaneously with the determination of the values of many of the foreign portfolio securities used in such calculation. Events affecting the values of foreign portfolio securities that occur between the time their prices are determined and the calculation of the Fund’s share price will be taken into account by the Adviser, subject to review by the Board of Trustees, in the determination of the value of those securities.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	-	quoted prices in active markets for identical securities
Level 2	-	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	-	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the reporting date are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2011:

James Balanced: Golden Rainbow Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$369,669,877	$–	$–	$369,669,877
Closed-End Funds	819,820	–	–	819,820
Exchange Traded Funds	15,171,730	–	–	15,171,730
Exchange Traded Notes	176,160	–	–	176,160
Preferred Stocks	237,620	–	–	237,620
Corporate Bonds	–	42,040,940	–	42,040,940
U.S. Government Agencies	–	4,304,600	–	4,304,600
U.S. Treasury Bonds & Notes	458,955,638	–	–	458,955,638
Foreign Bonds	–	23,999,438	–	23,999,438
Municipal Bonds	–	25,958,772	–	25,958,772
Total	$845,030,845	$96,303,750	$–	$941,334,595

James Advantage Funds	Notes to Financial Statements
March 31, 2011 (Unaudited)

James Small Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$71,491,559	$–	$–	$71,491,559
Total	$71,491,559	$–	$–	$71,491,559

James Market Neutral Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$13,313,227	$–	$–	$13,313,227
Exchange Traded Funds	614,074	–	–	614,074
Total	$13,927,301	$–	$–	$13,927,301

	Valuation Inputs
Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stocks	$(14,165,077)	$–	$–	$(14,165,077)
TOTAL	$(14,165,077)	$–	$–	$(14,165,077)

James Mid Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$13,391,620	$–	$–	$13,391,620
Total	$13,391,620	$–	$–	$13,391,620

James Micro Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$8,651,352	$–	$–	$8,651,352
Total	$8,651,352	$–	$–	$8,651,352

*	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

For the nine months ended March 31, 2011, the Funds did not have any significant transfers between Level 1 and Level 2 securities.

For the nine months ended March 31, 2011, the Funds did not have any securities which used significant unobservable inputs (Level 3) used in determining fair value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Short Sales and Segregated Cash

The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

Tax Information

The following information is computed on a tax basis for each item as of March 31, 2011:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
James Balanced: Golden Rainbow Fund	$818,379,219	$127,991,782	$(5,036,406)	$122,955,376
James Small Cap Fund	$49,041,730	$22,870,516	$(420,686)	$22,449,830
James Market Neutral Fund	$9,820,184	$4,165,231	$(58,113)	$4,107,118
James Mid Cap Fund	$9,792,682	$3,638,332	$(39,394)	$3,598,938
James Micro Cap Fund	$7,489,470	$1,436,214	$(274,332)	$1,161,882

SUBSEQUENT EVENTS

The Funds evaluated subsequent events from March 31, 2011, the date of these Schedules of Investments, through the date this report was filed and available. There were no subsequent events to report that would have a material impact on the Funds’ Schedules of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The James Advantage Funds

By:	/s/ Barry R. James
Barry R. James, President

Date:	May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry R. James
Barry R. James, President

Date:	May 26, 2011

By:	/s/ Thomas L. Mangan
Thomas L. Mangan, Treasurer and Chief Financial Officer

Date:	May 26, 2011